Income Taxes - Reconciliation of the federal income tax rate to the Company's effective tax rate (Details) - USD ($)	3 Months Ended						6 Months Ended		9 Months Ended			12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Income Tax Disclosure [Line Items]
Statutory federal income tax rate					19.00%					25.00%		23.50%		19.00%		19.00%
Loss before income taxes												$ (30,672,690)		$ (110,712,948)
Income tax benefit at statutory tax rates												7,208,082		21,035,460
Effect of:
Non-deductible or non-taxable foreign currency exchange results												(88,195)		(214,299)
International rate differences												(9,845)		282,884
Non-deductible expenses												(2,050,426)		(14,818,455)
Change in valuation allowance												(4,996,208)		(6,246,825)
Income tax expense												$ 63,408		$ 38,765
Armada Acquisition Corp I [Member]
Income Tax Disclosure [Line Items]
Statutory federal income tax rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%		21.00%		21.00%		21.00%
State taxes, net of federal tax benefit													0.00%		0.00%
Prior year true up													0.99%
Business combination expenses													119.13%		(15.50%)
Change in valuation allowance													67.40%		(9.70%)
Income tax provision	2.77%	14.11%	23.19%	17.26%	117.43%	30.01%	18.35%	43.32%	7.62%		96.28%		207.49%		(4.25%)
Effect of:
Income tax expense	$ 38,407	$ 47,080	$ 67,834	$ 82,376	$ 182,853	$ 260,331	$ 114,914	$ 443,184	$ 153,321		$ 525,560		$ 615,284		$ 145,621